S000019857 [Member] Investment Objectives and Goals - Columbia Variable Portfolio - Dividend Opportunity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and,
Objective, Secondary [Text Block]	as a secondary objective, steady growth of capital.